Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Natixis ETF Trust
Entity Central Index Key	0001526787
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000018127
Shareholder Report [Line Items]
Fund Name	Natixis Gateway Quality Income ETF
Trading Symbol	GQI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Gateway Quality Income ETF for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Natixis Gateway Quality Income ETF	$18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
AssetsNet	$ 102,697,380
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$102,697,380
# of Portfolio Holdings (including overnight repurchase agreements)	110
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	29.0%
Specialty Retail	3.9%
Broadline Retail	3.9%
Oil, Gas & Consumable Fuels	5.0%
Consumer Staples Distribution & Retail	6.9%
Health Care Providers & Services	6.9%
Technology Hardware, Storage & Peripherals	7.4%
Interactive Media & Services	7.7%
Equity Linked Notes	9.2%
Software	9.9%
Semiconductors & Semiconductor Equipment	10.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Apple, Inc.	7.4%
NVIDIA Corp.	6.9%
Microsoft Corp.	6.0%
Alphabet, Inc., Class A	4.5%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.2%
Costco Wholesale Corp.	2.1%
Home Depot, Inc.	2.1%
BNP Paribas Issuance BV (France)	2.0%
Royal Bank of Canada (Canada)	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000196706
Shareholder Report [Line Items]
Fund Name	Natixis Loomis Sayles Short Duration Income ETF
Trading Symbol	LSST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Loomis Sayles Short Duration Income ETF for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Natixis Loomis Sayles Short Duration Income ETF	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 16,701,980
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$16,701,980
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	264
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	29.9%
ABS Credit Card	3.2%
ABS Other	4.1%
Finance Companies	4.2%
Banking	4.4%
Life Insurance	4.5%
Electric	5.7%
ABS Car Loan	16.0%
Treasuries	28.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments